UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08921

        Credit Suisse Large Cap Blend Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Large Cap Blend Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Number
	of Shares	Value

COMMON STOCKS (96.9%)
Aerospace & Defense (6.8%)
Boeing Co.	17,200	$1,168,740
Goodrich Corp.	16,300	722,742
L-3 Communications Holdings, Inc.§	15,600	1,233,492
United Technologies Corp.	32,800	1,700,352

		4,825,326

Banks (6.1%)
North Fork Bancorporation, Inc.	35,850	914,175
South Financial Group, Inc.	24,800	665,632
U.S. Bancorp	35,300	991,224
Wells Fargo & Co.	29,900	1,751,243

		4,322,274

Biotechnology (1.0%)
Amgen, Inc.*	8,600	685,162

Chemicals (1.5%)
Dow Chemical Co.	11,300	470,871
Monsanto Co.	9,300	583,575

		1,054,446

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	10,500	550,095

Communications Equipment (1.2%)
Motorola, Inc.	40,100	885,809

Computers & Peripherals (4.1%)
Dell, Inc.*	20,800	711,360
EMC Corp.*	62,800	812,632
International Business Machines Corp.	17,300	1,387,806

		2,911,798

Containers & Packaging (1.0%)
Crown Holdings, Inc.*	44,200	704,548

Diversified Financials (7.1%)
American Express Co.	12,400	712,256
Citigroup, Inc.	30,971	1,409,800
Goldman Sachs Group, Inc.	6,400	778,112
JPMorgan Chase & Co.	20,600	698,958
MBNA Corp.	58,100	1,431,584

		5,030,710

Diversified Telecommunication Services (3.1%)
ALLTEL Corp.	14,400	937,584
Sprint Nextel Corp.	54,200	1,288,876

		2,226,460

Electric Utilities (3.2%)
Dominion Resources, Inc.	10,600	913,084
Exelon Corp.	16,800	897,792
TXU Corp.	4,000	451,520

		2,262,396

	Number
	of Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments (1.5%)
Broadcom Corp. Class A*	22,800	$1,069,548

Food & Drug Retailing (1.3%)
CVS Corp.	31,500	913,815

Food Products (2.6%)
Campbell Soup Co.	26,000	773,500
Kellogg Co.	24,000	1,107,120

		1,880,620

Healthcare Equipment & Supplies (1.8%)
Dade Behring Holdings, Inc.	9,800	359,268
St. Jude Medical, Inc.*	19,200	898,560

		1,257,828

Healthcare Providers & Services (2.2%)
UnitedHealth Group, Inc.	20,900	1,174,580
WellPoint, Inc.*	5,000	379,100

		1,553,680

Hotels, Restaurants & Leisure (1.5%)
McDonald’s Corp.	32,300	1,081,727

Household Durables (0.7%)
D.R. Horton, Inc.	13,700	496,214

Household Products (2.1%)
Procter & Gamble Co.	25,500	1,516,230

Industrial Conglomerates (1.0%)
Tyco International, Ltd.	25,700	715,745

Insurance (7.9%)
American International Group, Inc.	29,200	1,809,232
Genworth Financial, Inc. Class A§	32,900	1,060,696
Hartford Financial Services Group, Inc.	10,500	810,285
Lincoln National Corp.	21,900	1,139,238
St. Paul Travelers Companies, Inc.	18,300	821,121

		5,640,572

Internet Software & Services (1.5%)
Google, Inc. Class A*	2,300	727,858
VeriSign, Inc.*	15,800	337,646

		1,065,504

IT Consulting & Services (1.0%)
CACI International, Inc. Class A*	5,800	351,480
NAVTEQ Corp.*	7,300	364,635

		716,115

Machinery (1.5%)
Deere & Co.	17,100	1,046,520

Media (2.1%)
E.W. Scripps Co. Class A	14,500	724,565
XM Satellite Radio Holdings, Inc. Class A	21,400	768,474

		1,493,039

	Number
	of Shares	Value

COMMON STOCKS
Multiline Retail (1.0%)
J.C. Penney Company, Inc.	14,400	$682,848

Oil & Gas (11.2%)
Apache Corp.	17,100	1,286,262
Burlington Resources, Inc.	9,800	796,936
Chevron Corp.	23,700	1,534,101
ConocoPhillips	19,600	1,370,236
Exxon Mobil Corp.	23,300	1,480,482
Newfield Exploration Co.*	7,200	353,520
Noble Energy, Inc.	16,600	778,540
XTO Energy, Inc.	8,100	367,092

		7,967,169

Pharmaceuticals (8.8%)
Allergan, Inc.	5,400	494,748
Barr Pharmaceuticals, Inc.*	15,300	840,276
Johnson & Johnson	18,800	1,189,664
Medco Health Solutions, Inc.*	15,000	822,450
Pfizer, Inc.	34,200	853,974
Sepracor, Inc.*§	14,700	867,153
Wyeth	25,700	1,189,139

		6,257,404

Semiconductor Equipment & Products (1.8%)
Intel Corp.	39,200	966,280
Maxim Integrated Products, Inc.	8,300	353,995

		1,320,275

Software (4.4%)
Activision, Inc.*	20,800	425,360
Electronic Arts, Inc.*	12,300	699,747
Microsoft Corp.	79,200	2,037,816

		3,162,923

Specialty Retail (2.9%)
Best Buy Company, Inc.	14,400	626,832
Ross Stores, Inc.	27,200	644,640
The Gap, Inc.	46,300	807,009

		2,078,481

Tobacco (2.2%)
Altria Group, Inc.	21,800	1,606,878

TOTAL COMMON STOCKS (Cost $62,164,442)		68,982,159

SHORT-TERM INVESTMENTS (5.0%)
State Street Navigator Prime Fund§§	2,420,047	2,420,047

	Par
	(000)

State Street Bank and Trust Co. EuroTime Deposit, 2.850%, 10/03/05	$ 1,131	1,131,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,551,047)		3,551,047

TOTAL INVESTMENTS AT VALUE (101.9%) (Cost $65,715,489)		72,533,206

Value

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%)	$(1,362,716)

NET ASSETS (100.0%)	$71,170,490

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York
Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the secu-
rity is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are gener-
ally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration mar-
ket indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under pro-
cedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreci-
ation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $65,715,489, $8,165,097, $(1,347,380) and $6,817,717, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange
Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Large Cap Blend Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005